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April 5, 2005 Via EDGAR	www.cooley.com JEFFREY T. HARTLIN (858) 550-6126 jhartlin@cooley.com		San Francisco, CA 415 693-2000

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street

Washington, D.C. 20549-1004

Re:	CryoCor, Inc. Registration Statement on
Form S-1

Dear Sir or Madam:

On behalf of CryoCor, Inc. (the “Company”), we transmit for filing under the Securities Act of 1933, as amended, and pursuant to Regulation S-T promulgated thereunder, the Company’s Registration Statement on Form S-1 for the initial public offering of shares of the Company’s Common Stock, together with copies of the exhibits being filed at this time. Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

Pursuant to Rule 13(c) of Regulation S-T, a filing fee of $5,415 was wired to the Commission on March 30, 2005.

Please direct any questions or comments regarding this filing to the undersigned at (858) 550-6126 or Matt Browne at (858) 550-6045.

Sincerely,

/s/ Jeff Hartlin

Jeff Hartlin

cc:	Gregory M. Ayers, M.D., Ph.D., CryoCor, Inc.
Gregory J. Tibbitts, CryoCor, Inc.
Frederick T. Muto, Esq., Cooley Godward LLP
Matthew T. Browne, Esq., Cooley Godward LLP
Kenneth J. Rollins, Esq., Cooley Godward LLP